As filed with the Securities and Exchange Commission on September 2, 2021
File Nos. 333-171279 and 811-22507

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 36	☒
(Check appropriate box or boxes)

VOLT ETF TRUST
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27804
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Terrence Davis, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802

As soon as practicable after the Effective Date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective: (check appropriate box)

[  ] immediately upon filing pursuant to paragraph (b)
[X] on September 10 , 2021 pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-171279 and 811-22507

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 10 , 2021 as the new effective date for Post-Effective Amendment No. 24 to the Registration Statement filed on June 7, 2021for the Volt Bitcoin Revolution ETF. The effectiveness of the Registration Statement was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
25	August 20, 2021	August 27, 2021
26	August 26, 2021	September 3, 2021

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 24 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 2 nd   day of September 2021.

VOLT ETF TRUST

By:	/s/ Tad Park*
Tad Park
Trustee, Chairman, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas Galloway*	Trustee	September 2, 2021
Thomas Galloway

/s/ Gary DiCenzo*	Trustee	September 2, 2021
Gary DiCenzo

/s/ Tad Park* Tad Park	Trustee, Chairman, President, and Principal Executive Officer	September 2, 2021

/s/ James Hong* James Hong	Treasurer, Principal Financial Officer, and Principal Accounting Officer	September 2, 2021

/s/ Tracie A. Coop
By: Tracie A. Coop
* Attorney-in-Fact pursuant to Powers of Attorney dated May 24, 2021,filed on June 7, 2021 to Post-Effective Amendment No. 24.